Goodwill and Other Intangible Assets (Additional Information) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Impairment		$ 12	$ 9
Customer Relationships [Member]
Goodwill [Line Items]
Impairment	$ 6